GENERAL (Schedule of Incorporation of Caesarstone Southeast Asia Ltd.) (Details) (USD $) In Thousands, unless otherwise specified				0 Months Ended	27 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 01, 2011 Prema Asia Marketing PTE Ltd. [Member]	Dec. 31, 2013 Prema Asia Marketing PTE Ltd. [Member]	Oct. 01, 2011 Prema Asia Marketing PTE Ltd. [Member] Customer Relationships [Member]		Oct. 01, 2011 Prema Asia Marketing PTE Ltd. [Member] Distribution Agreement [Member]		Oct. 01, 2011 Prema Asia Marketing PTE Ltd. [Member] Non-Competition Agreement [Member]
Business Acquisition [Line Items]
Inventory				$ 50
Fixed assets				26
Intangible assets						133	[1]	254	[2]	62	[3]
Goodwill	39,702	42,955	42,442	303
Total assets acquired				828
Total liabilities assumed
Net assets acquired				828
Total purchase price				$ 828	$ 700
Expected useful life						5 years	[1]	2 years	[2]	3 years	[3]

[1]	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.
[2]	The fair value of the distribution agreement was measured using the MPEEM approach. The fair value of the distribution agreement is being amortized according to the remaining contractual term of the original distribution agreement.
[3]	The fair value of the non-competition agreement was measured using the incremental cash flow approach.